UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Galleon Special Opportunities Management, LLC
Address:  590 Madison Avenue 34th Floor, New York, NY 10022

13 File Number: 28-12573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Paul Szep
Title:  Chief Financial Officer
Phone:  (212) 829-4044
Signature, Place and Date of Signing:


Signature: ______________________
Place: New York, NY
Date:  November 14, 2007



Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]        13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form  13F File Number: 28-12571
Name: Mr. Raj Rajaratnam



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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    83

Form 13F Information Table Value Total:    323967


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:  1
Form  13F File Number:28-12571
Name: Mr. Raj Rajaratnam




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                           FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS     SOL    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- ---------  ------- --------  ------

D ADTRAN INC  COM STK            COMMON STOCK     00738A106     5758   250000 SH       SHARED-OTHER     01       0   SHARED       0
D ALEXION PHARMACEUTIC ALS INC C COMMON STOCK     015351109     5212    80000 SH       SHARED-OTHER     01       0   SHARED       0
D APPLE INC  COM STK             COMMON STOCK     037833100    22522   146750 SH       SHARED-OTHER     01       0   SHARED       0
D ARIBA INC                      COMMON STOCK     04033V203      809    75000 SH       SHARED-OTHER     01       0   SHARED       0
D ARRIS GROUP INC  COM STK       COMMON STOCK     04269Q100     2470   200000 SH       SHARED-OTHER     01       0   SHARED       0
D ARUBA NETWORK INC              COMMON STOCK     043176106      500    25000 SH       SHARED-OTHER     01       0   SHARED       0
D BEA SYS INC  COM STK           COMMON STOCK     073325102     1040    75000 SH       SHARED-OTHER     01       0   SHARED       0
D BEARINGPOINT INC  COM STK      COMMON STOCK     074002106    10125  2500000 SH       SHARED-OTHER     01       0   SHARED       0
D BLUE COAT SYST                 COMMON STOCK     09534T508      945    12000 SH       SHARED-OTHER     01       0   SHARED       0
D BMC SOFTWARE INC  COM STK      COMMON STOCK     055921100      312    10000 SH       SHARED-OTHER     01       0   SHARED       0
D CALLAWAY GOLF CO  COM STK      COMMON STOCK     131193104      961    60000 SH       SHARED-OTHER     01       0   SHARED       0
D CARRIER ACCESS CORP  COM STK   COMMON STOCK     144460102     3800  1000000 SH       SHARED-OTHER     01       0   SHARED       0
D CAVIUM NETWORKS INC COM        COMMON STOCK     14965A101     9339   287356 SH       SHARED-OTHER     01       0   SHARED       0
D CHECK POINT SOFTWARE  TECHNOLO COMMON STOCK     M22465104      252    10000 SH       SHARED-OTHER     01       0   SHARED       0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102     1656    50000 SH       SHARED-OTHER     01       0   SHARED       0
D CITRIX SYS INC  COM STK        COMMON STOCK     177376100     5846   145000 SH       SHARED-OTHER     01       0   SHARED       0
D COGENT INC                     COMMON STOCK     19239Y108      784    50000 SH       SHARED-OTHER     01       0   SHARED       0
D COGNIZANT TECHNOLOGY  SOLUTION COMMON STOCK     192446102      798    10000 SH       SHARED-OTHER     01       0   SHARED       0
D CONCURRENT COMPUTER CORP COM S COMMON STOCK     206710204     4725  3634464 SH       SHARED-OTHER     01       0   SHARED       0
D CORNELL COMPANIES IN C COM STK COMMON STOCK     219141108     2355   100000 SH       SHARED-OTHER     01       0   SHARED       0
D CTRIP.COM INTERNATIO NAL LTD A ADRS STOCKS      22943F100      777    15000 SH       SHARED-OTHER     01       0   SHARED       0
D DELL INC  COM STK              COMMON STOCK     24702R101     1380    50000 SH       SHARED-OTHER     01       0   SHARED       0
D DOUBLE-TAKE SOFTWARE  COM STK  COMMON STOCK     258598101      956    50000 SH       SHARED-OTHER     01       0   SHARED       0
D F5 NETWORKS INC  COM STK       COMMON STOCK     315616102     1860    50000 SH       SHARED-OTHER     01       0   SHARED       0
D FIRST SOLAR INC                COMMON STOCK     336433107      589     5000 SH       SHARED-OTHER     01       0   SHARED       0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109    31045   535070 SH       SHARED-OTHER     01       0   SHARED       0
D FOCUS MEDIA HLDG LTD  ADR      OPTIONS - CALLS  99O9FM1D4     5802   100000 SH  CALL SHARED-OTHER     01       0   SHARED       0
D FOCUS MEDIA HLDG LTD  ADR      OPTIONS - CALLS  99O9FS8P7     5802   100000 SH  CALL SHARED-OTHER     01       0   SHARED       0
D GENTIUM SPA SPOND ADR          ADRS STOCKS      37250B104     4020   175000 SH       SHARED-OTHER     01       0   SHARED       0
D GOOGLE INC CL A COM STK        COMMON STOCK     38259P508     2269     4000 SH       SHARED-OTHER     01       0   SHARED       0
D HEWLETT-PACKARD CO  COM STK    COMMON STOCK     428236103     2490    50000 SH       SHARED-OTHER     01       0   SHARED       0
D HUTCHINSON TECHNOLOG Y INC COM COMMON STOCK     448407106     1230    50000 SH       SHARED-OTHER     01       0   SHARED       0
D I2 TECHNOLOGIES INC  COM STK   COMMON STOCK     465754208     1068    70000 SH       SHARED-OTHER     01       0   SHARED       0
D INGRAM MICRO INC CL A COM STK  COMMON STOCK     457153104      490    25000 SH       SHARED-OTHER     01       0   SHARED       0
D INTEL CORP  COM STK            COMMON STOCK     458140100     1164    45000 SH       SHARED-OTHER     01       0   SHARED       0
D ISHARES S&P GSTI  SOFTWARE IND US ETF'S - US TR 464287515     5000   100000 SH       SHARED-OTHER     01       0   SHARED       0
D ISILON SYSTEMS INC             COMMON STOCK     46432L104      385    50000 SH       SHARED-OTHER     01       0   SHARED       0
D JABIL CIRCUIT INC  COM STK     COMMON STOCK     466313103      685    30000 SH       SHARED-OTHER     01       0   SHARED       0
D LAWSON SOFTWARE INC NEW COM ST COMMON STOCK     52078P102      501    50000 SH       SHARED-OTHER     01       0   SHARED       0
D LEAP WIRELESS INTERN ATIONAL I COMMON STOCK     521863308    12206   150000 SH       SHARED-OTHER     01       0   SHARED       0
D LECG CORP  COM STK             COMMON STOCK     523234102      745    50000 SH       SHARED-OTHER     01       0   SHARED       0
D LEXMARK INTERNATIONA L INC CL  COMMON STOCK     529771107      831    20000 SH       SHARED-OTHER     01       0   SHARED       0
D LIMELIGHT NETWORKS INC COM STK COMMON STOCK     53261M104      443    50000 SH       SHARED-OTHER     01       0   SHARED       0
D MANHATTAN ASSOCS INC  COM STK  COMMON STOCK     562750109      548    20000 SH       SHARED-OTHER     01       0   SHARED       0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105      819    50000 SH       SHARED-OTHER     01       0   SHARED       0
D MENTOR GRAPHICS CORP  COM STK  COMMON STOCK     587200106      982    65000 SH       SHARED-OTHER     01       0   SHARED       0
D MICROSOFT CORP  COM STK        COMMON STOCK     594918104     7218   245000 SH       SHARED-OTHER     01       0   SHARED       0
D MICROSTRATEGY INC  COM STK     COMMON STOCK     594972408     1984    25000 SH       SHARED-OTHER     01       0   SHARED       0
D MOTOROLA INC  COM STK          COMMON STOCK     620076109     1853   100000 SH       SHARED-OTHER     01       0   SHARED       0
D NU SKIN ENTERPRISES INC CL A C COMMON STOCK     67018T105     4040   250000 SH       SHARED-OTHER     01       0   SHARED       0
D NUANCE COMMUNICATION S INC COM COMMON STOCK     67020Y100      966    50000 SH       SHARED-OTHER     01       0   SHARED       0
D OMNIVISION TECHNOLOG IES INC C COMMON STOCK     682128103      455    20000 SH       SHARED-OTHER     01       0   SHARED       0
D OPENWAVE SYSTEMS INC  COM STK  COMMON STOCK     683718308     4380  1000000 SH       SHARED-OTHER     01       0   SHARED       0
D ORACLE CORP  COM STK           COMMON STOCK     68389X105     2165   100000 SH       SHARED-OTHER     01       0   SHARED       0
D PDL BIOPHARMA INC COM          COMMON STOCK     69329Y104     7564   350000 SH       SHARED-OTHER     01       0   SHARED       0
D PEOPLESUPPORT                  COMMON STOCK     712714302    25862  2162386 SH       SHARED-OTHER     01       0   SHARED       0
D POWERSHARES QQQ NASD AQ 100    US ETF'S - US TR 73935A104    25191   490000 SH       SHARED-OTHER     01       0   SHARED       0
D POWERWAVE TECHNOLOGIES INC     COMMON STOCK     739363109      616   100000 SH       SHARED-OTHER     01       0   SHARED       0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103     2105    49800 SH       SHARED-OTHER     01       0   SHARED       0
D QUEST SOFTWARE INC  COM STK    COMMON STOCK     74834T103     1716   100000 SH       SHARED-OTHER     01       0   SHARED       0
D RACKABLE SYSTEMS INC  COM STK  COMMON STOCK     750077109      649    50000 SH       SHARED-OTHER     01       0   SHARED       0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102     1971    20000 SH       SHARED-OTHER     01       0   SHARED       0
D RF MICRO DEVICES INC  COM STK  COMMON STOCK     749941100     1010   150000 SH       SHARED-OTHER     01       0   SHARED       0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99ADN46B0    11444    75000 SH  PUT  SHARED-OTHER     01       0   SHARED       0
D SAP AG  WALLDORF/BAD EN ADR    ADRS STOCKS      803054204     2347    40000 SH       SHARED-OTHER     01       0   SHARED       0
D SAP AG  WALLDORF/BAD EN ADR    OPTIONS - PUTS   99O9MPPR2     2934    50000 SH  PUT  SHARED-OTHER     01       0   SHARED       0
D SATYAM COMPUTER SERV ICES LTD  ADRS STOCKS      804098101      777    30000 SH       SHARED-OTHER     01       0   SHARED       0
D SEAGATE TECHNOLOGY  COM STK    COMMON STOCK     G7945J104     2558   100000 SH       SHARED-OTHER     01       0   SHARED       0
D SIGMA DESIGNS INC  COM STK     COMMON STOCK     826565103     4824   100000 SH       SHARED-OTHER     01       0   SHARED       0
D SUNPOWER CORP  COM STK         COMMON STOCK     867652109      828    10000 SH       SHARED-OTHER     01       0   SHARED       0
D SYCAMORE NETWORKS IN C COM STK COMMON STOCK     871206108      285    70000 SH       SHARED-OTHER     01       0   SHARED       0
D SYMANTEC CORP  COM STK         COMMON STOCK     871503108     2907   150000 SH       SHARED-OTHER     01       0   SHARED       0
D SYNCHRONOSS TECHNOLO GIES INC  COMMON STOCK     87157B103     2103    50000 SH       SHARED-OTHER     01       0   SHARED       0
D TAKE-TWO INTERACTIVE  SOFTWARE COMMON STOCK     874054109      598    35000 SH       SHARED-OTHER     01       0   SHARED       0
D TECH DATA CORP  COM STK        COMMON STOCK     878237106      602    15000 SH       SHARED-OTHER     01       0   SHARED       0
D TELLABS INC  COM STK           COMMON STOCK     879664100    13315  1398600 SH       SHARED-OTHER     01       0   SHARED       0
D THE TRIZETTO GROUP I NC COM ST COMMON STOCK     896882107     1313    75000 SH       SHARED-OTHER     01       0   SHARED       0
D VENTANA MEDICAL SYST EMS INC C COMMON STOCK     92276H106    12887   150000 SH       SHARED-OTHER     01       0   SHARED       0
D VITAL IMAGES INC  COM STK      COMMON STOCK     92846N104      781    40000 SH       SHARED-OTHER     01       0   SHARED       0
D WESTERN DIGITAL CORP  COM STK  COMMON STOCK     958102105     1266    50000 SH       SHARED-OTHER     01       0   SHARED       0
D XOMA LTD BERMUDA  COM STK      COMMON STOCK     G9825R107     6636  1946141 SH       SHARED-OTHER     01       0   SHARED       0
D YAHOO INC  COM STK             COMMON STOCK     984332106      671    25000 SH       SHARED-OTHER     01       0   SHARED       0
D vmware inc -cl a               COMMON STOCK     928563402      850    10000 SH       SHARED-OTHER     01       0   SHARED       0
S REPORT SUMMARY                 83 DATA RECORDS              323967

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